Income Taxes - Schedule of Reconciliation of the Beginning and Ending Balances of Unrecognized Tax Benefits (Detail) - LCP Edge Intermediate, Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Components Of Income Tax Expense Benefit [Line Items]
Unrecognized tax benefits at beginning of period	$ 0
Increases for tax positions in prior periods	235
Decreases for tax positions in prior periods	0
Increases for tax positions in current period	35
Settlements/statute expirations	0
Unrecognized tax benefits at end of period	$ 270